Disclosures About Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Disclosures About Fair Value Measurements [Abstract]
Disclosures About Fair Value Measurements

17. Disclosures About Fair Value Measurements

The following disclosures establish a hierarchal disclosure framework associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined within this hierarchy are as follows:

Level I:  Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:  Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:  Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

Assets and Liability Measured on a Recurring Basis

Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quoted market spreads, cash flows, the US Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things.

The fair value of the swap asset and liability is based on an external derivative valuation model using data inputs as of the valuation date and classified Level 2.

The following tables present the assets reported on the consolidated balance sheets at their fair value as of June 30, 2013 and December 31, 2012, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Assets and liability measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at June 30, 2013 Using
	Total	(Level 1)	(Level 2)	(Level 3)
US Agency securities	$7,924	$-	$7,924	$-
US Agency mortgage-backed securities	129,971	-	129,971	-
Corporate bonds	11,761	-	11,761	-
Fair value of swap asset	53	-	53	-
Fair value of swap liability	53	-	53	-

	Fair Value Measurements at December 31, 2012 Using
	Total	(Level 1)	(Level 2)	(Level 3)
US Agency securities	$5,911	$-	$5,911	$-
US Agency mortgage-backed securities	137,735	-	137,735	-
Corporate bonds	7,892	-	7,892	-
Fair value of swap asset	164	-	164	-
Fair value of swap liability	164	-	164	-

Assets Measured on a Non-recurring Basis

Loans considered impaired are loans for which, based on current information and events, it is probable that the creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. As detailed in the allowance for loan loss footnote, impaired loans are reported at fair value of the underlying collateral if the repayment is expected solely from the collateral. Collateral values are estimated using Level 3 inputs based on observable market data which at times are discounted. At June 30, 2013, impaired loans with a carrying value of $2.3 million were reduced by a specific valuation allowance totaling $747,000 resulting in a net fair value of $1.5 million. At December 31, 2012, impaired loans with a carrying value of $4.8 million were reduced by a specific valuation allowance totaling $1.6 million resulting in a net fair value of $3.2 million.

Other real estate owned (OREO) is measured at fair value based on appraisals, less cost to sell at the date of foreclosure. Valuations are periodically performed by management. Income and expenses associated with managing OREO and changes in valuation allowance are included in the net expenses from OREO.

Assets measured at fair value on a non-recurring basis are summarized below (in thousands):

	Fair Value Measurements at June 30, 2013 Using
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$1,503	$-	$-	$1,503
Other real estate owned	1,641	-	-	1,641

	Fair Value Measurements at December 31, 2012 Using
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$3,220	$-	$-	$3,220
Other real estate owned	1,228	-	-	1,228

	Quantitative Information About Level 3 Fair Value Measurements
June 30, 2013	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range
Impaired loans	$1,503	Appraisal of collateral	(1)	Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 15%
Other real estate owned	1,641	Appraisal of collateral(1),(3)		Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 20%

	Quantitative Information About Level 3 Fair Value Measurements
December 31, 2012	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range
Impaired loans	$3,220	Appraisal of collateral	(1)	Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 15%
Other real estate owned	1,228	Appraisal of collateral(1),(3)		Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 20%
(1)	Fair Value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.
(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

For the Company, as for most financial institutions, approximately 90% of its assets and liabilities are considered financial instruments. Many of the Company's financial instruments, however, lack an available trading market characterized by a willing buyer and willing seller engaging in an exchange transaction. Therefore, significant estimates and present value calculations were used by the Company for the purpose of this disclosure.

Fair values have been determined by the Company using independent third party valuations that use the best available data (Level 2) and an estimation methodology (Level 3) the Company believes is suitable for each category of financial instruments. Management believes that cash, cash equivalents, and loans and deposits with floating interest rates have estimated fair values which approximate the recorded book balances. The estimation methodologies used, the estimated fair values based on US GAAP measurements, and recorded book balances at June 30, 2013 and December 31, 2012, were as follows (in thousands):

	June 30, 2013
	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
FINANCIAL ASSETS:
Cash and cash equivalents	$25,655	$25,655	$25,655	$-	$-
Investment securities - AFS	149,656	149,656	-	149,656	-
Investment securities - HTM	18,628	18,479	-	15,486	2,993
Regulatory stock	6,991	6,991	6,991	-	-
Loans held for sale	6,625	6,752	6,752	-	-
Loans, net of allowance for loan loss and unearned income	733,752	735,903	-	-	735,903
Accrued income receivable	3,242	3,242	3,242	-	-
Bank owned life insurance	36,260	36,260	36,260	-	-
Fair value swap asset	53	53	-	53	-
FINANCIAL LIABILITIES:
Deposits with no stated maturities	$533,969	$533,969	$533,969	$-	$-
Deposits with stated maturities	306,303	312,783	-	-	312,783
Short-term borrowings	34,292	34,292	34,292	-	-
All other borrowings	29,085	32,311	-	-	32,311
Accrued interest payable	1,557	1,557	1,557	-	-
Fair value swap liability	53	53	-	53	-

	December 31, 2012
	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
FINANCIAL ASSETS:
Cash and cash equivalents	$26,820	$26,820	$26,820	$-	$-
Investment securities - AFS	151,538	151,538	-	151,538	-
Investment securities - HTM	13,723	14,266	-	11,321	2,945
Regulatory stock	6,304	6,304	6,304	-	-
Loans held for sale	10,576	10,722	10,722	-	-
Loans, net of allowance for loan loss and unearned income	708,594	716,756	-	-	716,756
Accrued income receivable	2,960	2,960	2,960	-	-
Bank owned life insurance	36,214	36,214	36,214	-	-
Fair value swap asset	164	164	-	164	-
FINANCIAL LIABILITIES:
Deposits with no stated maturities	$520,002	$520,002	$520,002	$-	$-
Deposits with stated maturities	315,732	320,930	-	-	320,930
Short-term borrowings	15,660	15,660	15,660	-	-
All other borrowings	26,085	30,442	-	-	30,442
Accrued interest payable	2,083	2,083	2,083	-	-
Fair value swap liability	164	164	-	164	-

The fair value of cash and cash equivalents, regulatory stock, accrued income receivable, short-term borrowings, and accrued interest payable are equal to the current carrying value.

The fair value of investment securities is equal to the available quoted market price for similar securities. The fair value measurements consider observable data that may include dealer quoted market spreads, cash flows, the US Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. The Level 3 security is valued by discounted cash flows using the US Treasury rate for the remaining term of the security.

Loans held for sale are priced individually at market rates on the day that the loan is locked for commitment with an investor. All loans in the held for sale account conform to Fannie Mae underwriting guidelines, with the specific intent of the loan being purchased by an investor at the predetermined rate structure. Loans in the held for sale account have specific delivery dates that must be executed to protect the pricing commitment (typically a 30, 45, or 60 day lock period).

The net loan portfolio has been valued using a present value discounted cash flow. The discount rate used in these calculations is based upon the treasury yield curve adjusted for non-interest operating costs, credit loss, current market prices and assumed prepayment risk.

The fair value of bank owned life insurance is based upon the cash surrender value of the underlying policies and matches the book value.

Deposits with stated maturities have been valued using a present value discounted cash flow with a discount rate approximating current market for similar assets and liabilities. Deposits with no stated maturities have an estimated fair value equal to both the amount payable on demand and the recorded book balance.

The fair value of all other borrowings is based on the discounted value of contractual cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities.

The fair values of the swaps used for interest rate risk management represents the amount the Company would have expected to receive or pay to terminate such agreements.

Changes in assumptions or estimation methodologies may have a material effect on these estimated fair values. The Company's remaining assets and liabilities which are not considered financial instruments have not been valued differently than has been customary under historical cost accounting.